Selling expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling expenses [Abstract]
Advertising and promotion expenses	R$ (4,735)	R$ (2,348)	R$ (1,885)
(Addition) reversal of allowance for doubtful accounts, net	(1,906)	12,843	15,175
Selling expense	R$ (6,641)	R$ 10,495	R$ 13,290